Short-term borrowings and long-term debt (Details of Other Short-Term Borrowings) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Short-term Debt [Line Items]
Borrowings from the Bank of Japan		¥ 324,146	¥ 432,538
Other		97,372	97,517
Total		2,080,039	1,582,597
Mizuho Financial Group Inc
Short-term Debt [Line Items]
Commercial paper and short-term notes issued	[1],[2]	1,369,302	742,500
Consolidated VIEs
Short-term Debt [Line Items]
Commercial paper and short-term notes issued	[2],[3]	289,219	310,042
Total		¥ 292,614	¥ 311,334

[1]	Commercial paper and short-term notes issued by MHFG and its subsidiaries in the above table consist of commercial paper and short-term notes, of which the amounts were ¥777,602 million and ¥591,700 million, respectively, at March 31, 2016. At March 31, 2015, all the amounts represent the outstanding balances of short-term notes.
[2]	Short-term notes are issued under the laws of Japan in the form of dematerialized commercial paper, whose characteristics are economically the same as commercial paper.
[3]	Commercial paper and short-term notes issued by consolidated VIEs of asset-backed commercial paper programs in the above table consist of commercial paper and short-term notes, of which the amounts were ¥235,837 million and ¥74,205 million, respectively, at March 31, 2015, and ¥232,538 million and ¥56,681 million, respectively, at March 31, 2016.